INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Total	R$ 97,096,465
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	43,812,852
Social contribution	34,390,190
Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	10,190,421
Social contribution	8,703,002
Expected Realization Of Deferred Tax Assets 2024 [Member]
IfrsStatementLineItems [Line Items]
Total	16,834,166
Expected Realization Of Deferred Tax Assets 2024 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	9,272,908
Social contribution	7,294,063
Expected Realization Of Deferred Tax Assets 2024 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	178,568
Social contribution	88,627
Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Total	8,390,807
Expected Realization Of Deferred Tax Assets 2025 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	4,566,197
Social contribution	3,597,781
Expected Realization Of Deferred Tax Assets 2025 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	157,748
Social contribution	69,081
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Total	8,974,978
Expected Realization Of Deferred Tax Assets 2026 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	4,883,906
Social contribution	3,870,697
Expected Realization Of Deferred Tax Assets 2026 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	147,345
Social contribution	73,030
Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Total	4,664,342
Expected Realization Of Deferred Tax Assets 2027 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	2,522,168
Social contribution	1,983,376
Expected Realization Of Deferred Tax Assets 2027 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	94,044
Social contribution	64,754
Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Total	7,775,762
Expected Realization Of Deferred Tax Assets 2028 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	3,558,523
Social contribution	2,638,645
Expected Realization Of Deferred Tax Assets 2028 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	886,154
Social contribution	692,440
Expected Realization Of Deferred Tax Assets 2029 [Member]
IfrsStatementLineItems [Line Items]
Total	9,928,057
Expected Realization Of Deferred Tax Assets 2029 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	5,353,988
Social contribution	4,267,821
Expected Realization Of Deferred Tax Assets 2029 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	164,558
Social contribution	141,690
Expected Realization Of Deferred Tax Assets 2030 [Member]
IfrsStatementLineItems [Line Items]
Total	8,537,156
Expected Realization Of Deferred Tax Assets 2030 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	2,723,513
Social contribution	2,127,645
Expected Realization Of Deferred Tax Assets 2030 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,053,831
Social contribution	1,632,167
Expected Realization Of Deferred Tax Assets 2031 [Member]
IfrsStatementLineItems [Line Items]
Total	8,312,376
Expected Realization Of Deferred Tax Assets 2031 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	2,441,666
Social contribution	1,940,872
Expected Realization Of Deferred Tax Assets 2031 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,183,852
Social contribution	1,745,986
Expected Realization Of Deferred Tax Assets 2032 [Member]
IfrsStatementLineItems [Line Items]
Total	13,817,183
Expected Realization Of Deferred Tax Assets 2032 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	5,669,907
Social contribution	4,482,267
Expected Realization Of Deferred Tax Assets 2032 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,033,375
Social contribution	1,631,634
Expected Realization Of Deferred Tax Assets 2033 [Member]
IfrsStatementLineItems [Line Items]
Total	9,861,638
Expected Realization Of Deferred Tax Assets 2033 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	2,820,076
Social contribution	2,187,023
Expected Realization Of Deferred Tax Assets 2033 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,290,946
Social contribution	R$ 2,563,593